Cash & Cash Equivalents	12 Months Ended
Mar. 31, 2012
Cash & Cash Equivalents [Abstract]
CASH & CASH EQUIVALENTS	6. CASH & CASH EQUIVALENTS
	2011	2012	2012
	(Millions of Rupees)		(Millions of US $) Unaudited
Cash at bank and in hand	1,276	908	17.84
Cash and cash equivalents	1,276	908	17.84